SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	6 Months Ended
Jun. 30, 2014
Stockholders' Equity Note [Abstract]
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS
SHARE CAPITAL ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS

Authorized share capital is as follows:

(in thousands of $, except share data)	June 30, 2014	December 31, 2013
125,000,000 common shares of $1.00 par value each	125,000	125,000

Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	June 30, 2014	December 31, 2013
93,359,000 common shares of $1.00 par value each (December 31, 2013: 93,260,000 shares)	93,359	93,260

The Company’s common shares are listed on the New York Stock Exchange.

During the six months ended June 30, 2014, the Company issued a total of 99,000 shares in order to satisfy options exercised by two employees and one director. The weighted average exercise price of the options was $4.68 per share. resulting in a premium on issue of $0.4 million. In addition, during the period, an officer exercised options and in lieu of issuing new shares, the Company made a payment totaling $1.2 million, equal to the intrinsic value of the options on the date of exercise. This amount is accounted for as a repurchase of the Company's shares and the payment is recorded as a reduction of additional paid-in capital.

The Company has accounted for the acquisition of vessels from Frontline at Frontline’s historical carrying value. The difference between the historical carrying values and the net investment in the leases has been recorded as a deferred deemed equity contribution, which is presented as a reduction in net investment in direct financing leases in the balance sheet. This accounting treatment arises from the related party nature of both the initial transfer of the vessels and the subsequent leases. The deferred deemed equity contribution is amortized to contributed surplus over the life of the lease arrangements, as lease payments are applied to the principal balance of the lease receivable. In the six months ended June 30, 2014, the Company has credited contributed surplus with $2.3 million of such deemed equity contributions (year ended December 31, 2013: $20.2 million).